Accounts Payable, Accrued Expenses and Other Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Accounts Payable, Current	$ 11,338	$ 8,701
Accrued bonus and staff costs	19,390	18,272
Other deposits	1,081	1,788
Other taxes payable (note)	1,091	934
Accrued professional fees	2,934	3,169
Accrued marketing expenses	105	342
Others	1,331	1,237
Total	$ 37,270	$ 34,443